Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

December 31, 2019

SAN-QTLY-0220
1.849920.112

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.0%
	Shares	Value
Fidelity Communication Services Central Fund (a)	546,130	$118,379,110
Fidelity Consumer Discretionary Central Fund (a)	392,458	137,136,588
Fidelity Consumer Staples Central Fund (a)	420,362	90,058,395
Fidelity Emerging Markets Equity Central Fund (a)	995,444	234,307,714
Fidelity Energy Central Fund (a)	550,088	56,499,551
Fidelity Financials Central Fund (a)	2,349,904	253,977,635
Fidelity Health Care Central Fund (a)	430,644	211,820,910
Fidelity Industrials Central Fund (a)	440,084	131,567,374
Fidelity Information Technology Central Fund (a)	749,194	341,632,658
Fidelity International Equity Central Fund (a)	3,844,001	325,932,836
Fidelity Materials Central Fund (a)	161,142	32,686,144
Fidelity Real Estate Equity Central Fund (a)	383,448	46,508,390
Fidelity Utilities Central Fund (a)	230,498	45,594,741
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,515,533,194)		2,026,102,046

Fixed-Income Central Funds - 32.0%
High Yield Fixed-Income Funds - 1.9%
Fidelity Emerging Markets Debt Central Fund (a)	3,228,990	30,481,663
Fidelity Floating Rate Central Fund (a)	153,009	15,533,523
Fidelity High Income Central Fund (a)	141,388	15,900,511

TOTAL HIGH YIELD FIXED-INCOME FUNDS		61,915,697

Investment Grade Fixed-Income Funds - 30.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,515,203	155,156,764
Fidelity International Credit Central Fund (a)	303,923	30,778,250
Fidelity Investment Grade Bond Central Fund (a)	7,258,825	814,512,783

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,000,447,797

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,011,039,358)		1,062,363,494

Money Market Central Funds - 1.2%
Fidelity Cash Central Fund 1.58% (b)
(Cost $40,889,068)	40,880,897	40,889,074
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.55% 3/12/20 to 4/2/20 (c)
(Cost $4,901,780)	4,920,000	4,901,918
	Shares	Value

Investment Companies - 5.6%
iShares 20+ Year Treasury Bond ETF	230,573	$31,238,030
iShares Core MSCI EAFE ETF	1,863,140	121,551,252
iShares MSCI Japan ETF	563,589	33,387,012
TOTAL INVESTMENT COMPANIES
(Cost $175,946,436)		186,176,294
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,748,309,836)		3,320,432,826
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,072,953
NET ASSETS - 100%		$3,322,505,779

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	526	March 2020	$84,977,930	$92,570	$92,570
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,169	March 2020	65,475,690	(513,945)	(513,945)
TOTAL FUTURES CONTRACTS					$(421,375)

The notional amount of futures sold as a percentage of Net Assets is 4.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,122,674.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,516
Fidelity Communication Services Central Fund	3,841,847
Fidelity Consumer Discretionary Central Fund	3,714,666
Fidelity Consumer Staples Central Fund	903,089
Fidelity Emerging Markets Debt Central Fund	606,679
Fidelity Emerging Markets Equity Central Fund	3,461,686
Fidelity Energy Central Fund	493,271
Fidelity Financials Central Fund	6,841,280
Fidelity Floating Rate Central Fund	235,538
Fidelity Health Care Central Fund	2,059,965
Fidelity High Income Central Fund	263,996
Fidelity Industrials Central Fund	725,618
Fidelity Inflation-Protected Bond Index Central Fund	2,013,351
Fidelity Information Technology Central Fund	7,549,995
Fidelity International Credit Central Fund	1,182,622
Fidelity International Equity Central Fund	2,441,364
Fidelity Investment Grade Bond Central Fund	6,809,128
Fidelity Materials Central Fund	211,067
Fidelity Real Estate Equity Central Fund	583,748
Fidelity Securities Lending Cash Central Fund	9,278
Fidelity Utilities Central Fund	1,822,163
Total	$45,891,867

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$15,917,632	$67,730	$16,390,279	$(1,819,164)	$2,224,081	$--	0.0
Fidelity Communication Services Central Fund	106,167,767	8,120,450	1,595,974	19,129	5,667,738	118,379,110	6.5
Fidelity Consumer Discretionary Central Fund	128,356,170	8,546,634	1,828,390	14,137	2,048,037	137,136,588	6.9
Fidelity Consumer Staples Central Fund	83,499,614	4,046,706	1,177,243	2,431	3,686,887	90,058,395	6.6
Fidelity Emerging Markets Debt Central Fund	28,733,528	1,720,708	350,728	(756)	378,911	30,481,663	1.0
Fidelity Emerging Markets Equity Central Fund	202,689,185	9,689,490	2,224,342	37,336	24,116,045	234,307,714	11.5
Fidelity Energy Central Fund	51,781,439	2,360,688	712,857	(23,311)	3,093,592	56,499,551	6.6
Fidelity Financials Central Fund	232,025,574	15,511,744	3,284,751	5,164	9,719,904	253,977,635	7.1
Fidelity Floating Rate Central Fund	14,893,624	792,356	175,364	(172)	23,079	15,533,523	0.8
Fidelity Health Care Central Fund	171,030,936	8,756,225	2,482,860	33,581	34,483,028	211,820,910	6.8
Fidelity High Income Central Fund	30,335,088	823,803	15,330,086	(169,695)	241,401	15,900,511	0.6
Fidelity Industrials Central Fund	121,938,637	5,318,964	1,743,659	(15,563)	6,068,995	131,567,374	7.0
Fidelity Inflation-Protected Bond Index Central Fund	132,243,107	25,409,880	1,634,403	8,602	(870,422)	155,156,764	10.0
Fidelity Information Technology Central Fund	289,704,552	18,671,669	4,077,944	46,355	37,288,026	341,632,658	6.8
Fidelity International Credit Central Fund	29,711,418	2,301,094	350,765	(330)	(883,167)	30,778,250	9.9
Fidelity International Equity Central Fund	285,691,604	18,969,067	4,056,892	10,570	25,318,487	325,932,836	11.9
Fidelity Investment Grade Bond Central Fund	790,581,145	68,443,849	41,545,039	(221,965)	(2,745,207)	814,512,783	3.0
Fidelity Materials Central Fund	30,269,377	1,546,245	511,250	(38,618)	1,420,390	32,686,144	6.8
Fidelity Real Estate Equity Central Fund	45,907,288	2,261,409	526,103	(2,261)	(1,131,943)	46,508,390	4.8
Fidelity Utilities Central Fund	44,309,417	3,348,735	586,387	(2,922)	(1,474,102)	45,594,741	7.0
	2,835,787,102	206,707,446	100,585,316	(2,117,452)	148,673,760	3,088,465,540

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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